UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-07666

          BlackRock Florida Investment Quality Municipal Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Investment Quality Municipal Trust
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock Florida Investment Quality Municipal Trust (RFA)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—106.1%
			Florida—89.4%
AAA	$ 170	[3]	Boynton Beach, Util. Sys. Rev., 6.25%, 11/01/20, FGIC	ETM	$203,341
AAA	1,000	[4]	Brevard Cnty. Sch. Brd., COP, Ser. B, 5.50%, 7/01/06, AMBAC	N/A	1,029,430
Baa2	1,000	[4]	Capital Trust Agcy. Multi-Fam., American Oppty. Proj., Ser. A, 5.875%, 6/01/38	N/A	967,170
AAA	1,000	[4]	Collier Cnty. Sch. Brd., COP, 5.00%, 2/15/06, FSA	N/A	1,010,630
AAA	1,000	[4]	Dade Cnty., GO, Ser. B,, Zero Coupon, 10/01/08, AMBAC	N/A	655,670
AAA	1,000	[4]	First Florida Govtl. Fin. Com., 5.75%, 7/01/06, AMBAC	N/A	1,020,570
NR	750		Live Oak Cmnty. Dev. Dist. No. 2, Ser. A, 5.85%, 5/01/35	05/12 @ 101	760,875
NR	285		Madison Cnty. Rev,. First Mtg., Twin Oaks Proj., Ser. A, 6.00%, 7/01/25	07/15 @ 100	280,414
BB+	500		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	560,290
AAA	5,000		Miami Dade Cnty., Spec. Oblig. Rev., Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	1,255,050
A+	750		Miami Hlth. Facs. Auth., Catholic Hlth. East Proj., Ser. C, 5.125%, 11/15/24	11/13 @ 100	777,945
			Orange Cnty. Hlth. Facs. Auth.,
NR	105		Hlth. Care Orlando Lutheran Proj., 5.375%, 7/01/20	07/15 @ 100	103,757
NR	95		Hlth. Care Orlando Lutheran Proj., 5.70%, 7/01/26	07/15 @ 100	95,244
AA-	1,000		Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys. Proj., 5.50%, 11/15/33	05/13 @ 100	1,050,670
NR	660		Stevens Plantation Impvt. Proj., 6.375%, 5/01/13	No Opt. Call	679,483
NR	1,000		Sumter Landing Cmnty. Dev. Dist. Spec. Assmt., 6.95%, 5/01/33	05/13 @ 101	1,079,230
AAA	1,000	[4]	Sunrise Util. Sys., Ser. A, 5.75%, 10/01/06, AMBAC	N/A	1,026,630
AAA	750		Vlg. Ctr. Cmnty. Dev. Dist., Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	772,980
BBB+	1,000	[4]	Volusia Cnty. Edl. Fac. Auth., 6.125%, 10/15/06	N/A	1,039,230

					14,368,609

			Puerto Rico—16.7%
			Hwy. & Trans. Auth.,
BBB+	145		5.00%, 7/01/30	07/15 @ 100	147,279
BBB+	290		5.00%, 7/01/40	07/15 @ 100	292,807
BBB+	285		5.00%, 7/01/45	07/15 @ 100	287,759
BBB+	265		Ser. K, 5.00%, 7/01/35	07/15 @ 100	267,565
AAA	85		Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	96,608
			Pub. Fin. Corp.,
Aaa	745	[4]	Ser. E, 5.50%, 2/01/12	N/A	816,088
BBB-	255		Ser. E, 5.50%, 8/01/29	02/12 @ 100	268,403
BBB	500		Pub. Impvt., Ser. A, 5.00%, 7/01/34	07/14 @ 100	504,420

					2,680,929

			Total Long-Term Investments (cost $16,303,400)		17,049,538

			SHORT-TERM INVESTMENTS—42.8%
			Florida—22.9%
F1+	780	[5]	Orange Cnty. Sch. Brd., COP, Ser. B, 2.63%, 2/01/06, AMBAC, FRDD	N/A	780,000
A-1	600	[5]	Orlando & Orange Cnty. Expwy. Auth. Rev., Ser. D, 3.00%, 2/01/06, FSA, FRWD	N/A	600,000
A-1+	800	[5]	Palm Beach Cnty. Sch. Brd., COP, Ser. B, 2.63%, 2/01/06, AMBAC, FRWD	N/A	800,000
A-1+	700	[5]	Pinellas Cnty. Hlth. Fac. Auth., 2.30%, 2/01/06, AMBAC, FRWD	N/A	700,000
A-1	800	[5]	Putnam Cnty. Dev. Poll. Ctrl. Pwr. & Lt. Co., 2.92%, 2/01/06, FRDD	N/A	800,000

					3,680,000

			Puerto Rico—10.6%
A-1	700	[5]	Gov’t. Dev. Bank, 1.79%, 2/01/06, MBIA, FRWD	N/A	700,000
A-1	1,000	[5]	Hwy. & Transp. Auth. Transp. Rev., Ser. A, 2.97%, 2/01/06, AMBAC, FRWD	N/A	1,000,000

					1,700,000

1

BlackRock Florida Investment Quality Municipal Trust (RFA) (continued)

Shares
(000)	Description	Value

	Money Market Funds—9.3%
800	AIM Tax Free Investment Co. Cash Reserve Portfolio	$800,000
700	SSgA Tax Free Money Mkt. Fund	700,000

		1,500,000

	Total Short-Term Investments (cost $6,880,000)	6,880,000

	Total Investments—148.9% (cost $23,183,4006)	$23,929,538
	Other assets in excess of liabilities—4.0%	643,690
	Preferred shares at redemption value, including dividends payable—(52.9)%	(8,503,609)

	Net Assets Applicable to Common Shareholders—100%	$16,069,619

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of January 31, 2006.
[6]	Cost for Federal income tax purposes is $23,177,455. The net unrealized appreciation on a tax basis is $752,083, consisting of $799,220 gross unrealized appreciation and $47,137 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FRWD	—	Floating Rate Weekly Demand
COP	—	Certificate of Participation	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock Florida Investment Quality Municipal Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006